ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 71.9%
	ADVERTISING & MARKETING - 1.3%
20,000	Trade Desk, Inc.(a),(b)	$ 1,406,000

	BANKING - 1.6%
25,000	Citigroup, Inc.	1,754,500

	CHEMICALS - 2.9%
6,500	Avery Dennison Corporation	1,346,865
50,000	Mosaic Company	1,786,000
		3,132,865
	E-COMMERCE DISCRETIONARY - 2.8%
900	Amazon.com, Inc.(a),(b)	2,956,536

	ELECTRICAL EQUIPMENT - 1.3%
3,500	Generac Holdings, Inc.(a),(b)	1,430,345

	ENGINEERING & CONSTRUCTION - 1.6%
14,500	Quanta Services, Inc.(b)	1,650,390

	ENTERTAINMENT CONTENT - 1.0%
3,500	Sea Ltd. - ADR(a),(b)	1,115,555

	HEALTH CARE FACILITIES & SERVICES - 5.7%
26,000	CVS Health Corporation(b)	2,206,360
68,000	Invitae Corporation(a)	1,933,240
5,000	UnitedHealth Group, Inc.(b)	1,953,700
		6,093,300
	HOME & OFFICE PRODUCTS - 1.5%
35,000	Tempur Sealy International, Inc.(b),(c)	1,624,350

	INDUSTRIAL SUPPORT SERVICES - 3.3%
35,000	Textainer Group Holdings Ltd.(a)	1,221,850
6,500	United Rentals, Inc.(a),(b)	2,281,045
		3,502,895

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 71.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 5.1%
40,000	Jefferies Financial Group, Inc.	$ 1,485,200
31,000	Moelis & Company(b)	1,917,970
25,000	Tradeweb Markets, Inc.(b)	2,019,500
		5,422,670
	INTERNET MEDIA & SERVICES - 7.9%
1,100	Alphabet, Inc.(a),(b)	2,940,872
8,000	Facebook, Inc.(a),(b)	2,715,120
37,000	Snap, Inc.(a),(b)	2,733,190
		8,389,182
	LEISURE PRODUCTS - 1.7%
21,000	YETI Holdings, Inc.(a),(b)	1,799,490

	MACHINERY - 1.3%
28,000	Ingersoll Rand, Inc.(a)	1,411,480

	MEDICAL EQUIPMENT & DEVICES - 1.2%
30,000	Avantor, Inc.(a),(b)	1,227,000

	RETAIL - DISCRETIONARY - 8.6%
51,500	Academy Sports & Outdoors, Inc.(a),(b),(c)	2,061,030
20,000	AutoNation, Inc.(a),(b)	2,435,200
8,500	Dick's Sporting Goods, Inc.(b)	1,018,045
4,000	Lululemon Athletica, Inc.(a),(b)	1,618,800
20,000	Penske Automotive Group, Inc.(b)	2,012,000
		9,145,075
	SEMICONDUCTORS - 6.3%
20,000	Advanced Micro Devices, Inc.(a),(b)	2,058,000
4,400	Broadcom, Inc.(b)	2,133,692
2,500	KLA Corporation(b)	836,275
8,000	NVIDIA Corporation(b)	1,657,280
		6,685,247
	SOFTWARE - 5.0%
16,000	Digital Turbine, Inc.(a)	1,100,000
6,500	DigitalOcean Holdings, Inc.(a)	504,595

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares						Fair Value
	COMMON STOCKS — 71.9% (Continued)
	SOFTWARE - 5.0% (Continued)
6,000	Five9, Inc.(a)					$ 958,440
5,000	Microsoft Corporation(b)					1,409,600
1,000	Shopify, Inc.(a),(b)					1,355,780
						5,328,415
	TECHNOLOGY HARDWARE - 2.7%
20,000	Apple, Inc. (b)					2,830,000

	TECHNOLOGY SERVICES - 6.7%
14,000	Dlocal Ltd./Uruguay(a)					763,840
2,750	EPAM Systems, Inc.(a),(b)					1,568,820
7,000	PayPal Holdings, Inc.(a),(b)					1,821,470
4,500	Square, Inc.(a),(b)					1,079,280
8,500	Visa, Inc. (a),(b)					1,893,375
						7,126,785
	TRANSPORTATION & LOGISTICS - 2.4%
13,000	GXO Logistics, Inc.(a)					1,019,720
19,500	XPO Logistics, Inc.(a),(b)					1,551,810
						2,571,530

	TOTAL COMMON STOCKS (Cost $55,958,533)					76,603,610

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 2.8%
	U.S. TREASURY BILLS — 2.8%
1,000,000	United States Treasury Bill(b),(d)			–	11/16/21	999,975
1,000,000	United States Treasury Bill(b),(d)			–	01/13/22	999,909
1,000,000	United States Treasury Bill(b),(d)			–	03/17/22	999,814
						2,999,698
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,999,824)					2,999,698

Contracts(e)
	EQUITY OPTIONS PURCHASED - 1.7%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.0%(f)
300	SPDR S&P 500 ETF Trust	GOL	10/15/2021	$ 450	$ 12,874,200	$ 6,900
	TOTAL CALL OPTIONS PURCHASED (Cost - $132,450)

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Contracts(e)
	EQUITY OPTIONS PURCHASED - 1.7% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value

	PUT OPTIONS PURCHASED - 1.7%
10	Alphabet, Inc.	GOL	11/19/2021	$ 2,700	$ 2,673,520	$ 127,880
13	Amazon.com, Inc.	GOL	11/19/2021	3,300	4,270,552	188,409
300	Apple, Inc.	GOL	11/19/2021	140	4,245,000	165,300
400	AutoNation, Inc.	GOL	11/19/2021	120	4,870,400	272,000
130	DigitalOcean Holdings, Inc.	GOL	10/15/2021	85	1,009,190	109,200
50	EPAM Systems, Inc.	GOL	11/19/2021	560	2,852,400	123,500
50	Facebook, Inc.	GOL	11/19/2021	340	1,696,950	86,000
70	Generac Holdings, Inc.	GOL	11/19/2021	400	2,860,690	149,450
125	GXO Logistics, Inc.	GOL	10/15/2021	80	980,500	48,875
100	Invesco QQQ Trust Series 1	GOL	11/19/2021	360	3,579,600	129,300
600	Mosaic Company (The)	GOL	11/19/2021	36	2,143,200	147,000
400	Penske Automotive Group, Inc.	GOL	11/19/2021	100	4,024,000	224,000
250	Quanta Services, Inc.	GOL	10/15/2021	115	2,845,500	67,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,809,046)					1,838,414

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $1,941,496)					1,845,314

	TOTAL INVESTMENTS - 76.4% (Cost $60,899,853)					$ 81,448,622
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $131,806)					(36,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 23.5%					25,046,005
	NET ASSETS - 100.0%					$ 106,458,627

Contracts(e)
	WRITTEN EQUITY OPTIONS - 0.0% (g)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- 0.0%(g)
300	Academy Sports & Outdoors, Inc.	GOL	10/15/2021	$ 48	$ 1,200,600	$ 4,500
350	Tempur Sealy International, Inc.	GOL	10/15/2021	47.50	1,624,350	31,500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $131,806)					36,000

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $131,806)					$ 36,000

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
September 30, 2021

Shares		Fair Value
EXCHANGE-TRADED FUNDS — (15.1)%
EQUITY - (15.1)%
(15,000)	Invesco QQQ Trust Series 1	$ (5,369,400)
(25,000)	SPDR S&P 500 ETF Trust	(10,728,500)
(16,097,900)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $16,232,232)	$ (16,097,900)

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
SPDR	- Standard & Poor's Depositary Receipt
GOL	- Goldman Sachs

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for written options as of September 30, 2021. Total collateral for call options written is $11,485,352.
(c)	Subject to call options written.
(d)	Zero coupon bond.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(f)	Percentage rounds to less than 0.1%.
(g)	Percentage rounds to greater than (0.1%).

ACM TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	CLOSED END FUNDS — 4.0%
	FIXED INCOME - 4.0%
100,000	Eaton Vance Ltd. Duration Income Fund	$ 1,318,000
73,000	PIMCO Corporate & Income Opportunity Fund	1,335,170
		2,653,170

	TOTAL CLOSED END FUNDS (Cost $2,557,630)	2,653,170

Shares		Fair Value
	COMMON STOCKS — 10.0%
	BUSINESS DEVELOPMENT COMPANIES - 5.8%
60,000	Ares Capital Corporation	1,219,800
60,000	FS KKR Capital Corporation	1,322,400
32,000	Main Street Capital Corporation	1,315,200
		3,857,400
	MORTGAGE FINANCE REIT - 4.2%
90,000	AGNC Investment Corporation	1,419,300
90,000	Chimera Investment Corporation	1,336,500
		2,755,800

	TOTAL COMMON STOCKS (Cost $6,437,969)	6,613,200

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 69.8%
	EQUITY - 8.5%
40,000	Alerian MLP ETF	1,333,200
64,000	iShares Mortgage Real Estate ETF	2,315,520
115,000	VanEck Vectors BDC Income ETF	1,972,250
		5,620,970
	FIXED INCOME - 59.3%
304,000	Invesco Senior Loan ETF	6,721,440
120,000	Invesco Taxable Municipal Bond	3,949,200
18,000	iShares 20+ Year Treasury Bond ETF	2,597,760
25,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,325,750
36,000	iShares JP Morgan USD Emerging Markets Bond ETF	3,962,160
13,000	iShares National Muni Bond ETF	1,510,210

ACM TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 69.8% (Continued)
	FIXED INCOME - 59.3% (Continued)
110,000	iShares Preferred & Income Securities ETF	$ 4,269,100
15,000	SPDR Bloomberg Barclays Convertible Securities ETF	1,280,250
50,000	SPDR Bloomberg Barclays High Yield Bond ETF	5,468,000
80,000	VanEck Vectors High Yield Muni ETF	4,998,400
50,000	Virtus InfraCap U.S. Preferred Stock ETF	1,244,500
		39,326,770
	MIXED ALLOCATION - 2.0%
56,000	Invesco CEF Income Composite ETF	1,341,200

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,168,293)	46,288,940

	TOTAL INVESTMENTS - 83.8% (Cost $54,163,892)	$ 55,555,310
	OTHER ASSETS IN EXCESS OF LIABILITIES- 16.2%	10,744,429
	NET ASSETS - 100.0%	$ 66,299,739

ETF	- Exchange-Traded Fund
LTD	- Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt